Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted	$ 11.79	$ 16.92	$ 19.94
Long Term Incentive Stock Option Plan [member] | Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.4
Long Term Incentive Stock Option Plan [member] | Executives [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	8.1	7.2
Fair value of stock options granted	$ 91,000,000	$ 102,000,000